Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	Summary Compensation Table for PEO (Mr. Arthur)(1)	Compensation Actually Paid to PEO (Mr. Arthur)(2)(3)	Summary Compensation Table for PEO (Mr. Rosenblum)(1)	Compensation Actually Paid to PEO (Mr. Rosenblum)(2)(3)	Summary Compensation Table for PEO (Mr. Pierce)(1)	Compensation Actually Paid to PEO (Mr. Pierce)(2)(3)
2025	$106,230	$106,223	$569,000	$567,967	$225,036	$124,488
2024	$734,450	$727,586	$—	$—	$—	$—
2023	$544,600	$516,927	$—	$—	$—	$—

	Average Summary Compensation Table Totals for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEO(2)(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Loss (in millions)
2025	$225,059	$124,511	$0.35	$12.52
2024	$350,422	$343,233	$15.03	$5.58
2023	$355,760	$345,284	$42.48	$12.54

(1)
Reflects the amount reported in the “Total” column of the Summary Compensation Table for each of David Arthur, Mark Rosenblum, and Frederick Pierce for each corresponding year in which they served as PEO. See “Executive Compensation - Summary Compensation Table” and “Executive Compensation - Summary Compensation Table” in our 2025 Definitive Proxy Statement filed with the SEC on November 7, 2025.The PEO for 2025 is David Arthur, Mark Rosenblum and Frederick Pierce. The PEO for 2024 and 2023 is David Arthur. The Non-PEO NEO for whom the average compensation is presented in the table for 2025 is Barbara Hibner and Peter Marschel and for 2024 and 2023 is Mark Rosenblum.
(2)
The amounts shown as Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEOs and Non-PEO NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.
(3)
CAP reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summ. Comp. Table” columns below, represent the stock awards and option awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine CAP are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. Equity values are calculated in accordance with ASC Topic 718.

Year	Summary Comp. Table Total for PEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year- End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years’ Awards Vested During Year	Comp. Actually Paid to PEO
2025	$900,266	$195,429	$189	$(11)	$94,692	$(1,029)	$798,678
2024	$734,450	$8,265	$1,522	$(163)	$—	$42	$727,586
2023	$544,600	$31,400	$13,000	$(10,395)	$—	$1,122	$516,927

Year	Average Summary Comp. Table Total for Other NEOs	Minus Average Stock and Option Awards from Summ. Comp. Table	Plus Average Year- End Equity Value of Unvested Awards Granted During Year	Plus Average Change in Value of Unvested Awards Granted in Prior Years	Plus Average Value of Awards Granted and Vested During Year	Plus Average Change in Value of Prior Years’ Awards Vested During Year	Average Comp. Actually Paid to Other NEOs
2025	$225,059	$195,429	$189	$—	$—	$94,692	$124,511
2024	$350,422	$11,372	$4,230	$(65)	$—	$18	$343,233
2023	$355,760	$12,560	$5,200	$(3,791)	$—	$675	$345,284

Named Executive Officers, Footnote
(1)
Reflects the amount reported in the “Total” column of the Summary Compensation Table for each of David Arthur, Mark Rosenblum, and Frederick Pierce for each corresponding year in which they served as PEO. See “Executive Compensation - Summary Compensation Table” and “Executive Compensation - Summary Compensation Table” in our 2025 Definitive Proxy Statement filed with the SEC on November 7, 2025.The PEO for 2025 is David Arthur, Mark Rosenblum and Frederick Pierce. The PEO for 2024 and 2023 is David Arthur. The Non-PEO NEO for whom the average compensation is presented in the table for 2025 is Barbara Hibner and Peter Marschel and for 2024 and 2023 is Mark Rosenblum.

PEO Total Compensation Amount	$ 900,266	$ 734,450	$ 544,600
PEO Actually Paid Compensation Amount	$ 798,678	727,586	516,927
Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Amounts excluded, which are set forth in the “Minus Stock and Option Awards from Summ. Comp. Table” columns below, represent the stock awards and option awards reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for each applicable year. Amounts added back to determine CAP are made up of the following components which are set forth in the table below, as applicable: (i) the fair value as of the end of the fiscal year of outstanding and unvested equity awards granted in that year; (ii) the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; (iii) the fair value as of the vesting date of equity awards that were granted and vested in that year; and (iv) the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year. The fair value at the end of the prior year of awards granted in any prior year that failed to meet applicable vesting conditions during the covered year are subtracted. Equity values are calculated in accordance with ASC Topic 718.

Year	Summary Comp. Table Total for PEO	Minus Stock and Option Awards from Summ. Comp. Table	Plus Year- End Equity Value of Unvested Awards Granted During Year	Plus Change in Value of Unvested Awards Granted in Prior Years	Plus Value of Awards Granted and Vested During Year	Plus Change in Value of Prior Years’ Awards Vested During Year	Comp. Actually Paid to PEO
2025	$900,266	$195,429	$189	$(11)	$94,692	$(1,029)	$798,678
2024	$734,450	$8,265	$1,522	$(163)	$—	$42	$727,586
2023	$544,600	$31,400	$13,000	$(10,395)	$—	$1,122	$516,927

Non-PEO NEO Average Total Compensation Amount	$ 225,059	350,422	355,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 124,511	343,233	345,284
Compensation Actually Paid vs. Total Shareholder Return

The following graph illustrates the relationship during 2023-2025 of the CAP for our PEOs and non-PEO NEOs as calculated pursuant to SEC rules to our TSR assuming a $100 investment in our stock on December 31, 2022.

Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship during 2023-2025 of the CAP for our CEOs and other NEOs as calculated pursuant to SEC rules to our net loss.
Tabular List, Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table on CAP and each of total stockholder return (“TSR”) and net loss.

Total Shareholder Return Amount	$ 0.35	15.03	42.48
Net Income (Loss)	$ 12,520,000	5,580,000	12,540,000
Additional 402(v) Disclosure
(2)
The amounts shown as Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s PEOs and Non-PEO NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

We do not utilize TSR and net loss in our executive compensation program. However, we do utilize several other performance measures to align executive compensation with our performance. As described in more detail above in the section of Summary Compensation Tables and Employment Agreements, part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals, subject to certain employment criteria. Additionally, we view stock options, which are an integral part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

With respect to net income, specifically, because we are not a commercial-stage company, we did not have any revenue during the periods presented, other than revenue associated with grants. Consequently, our company does not consider net loss as a performance measure for our executive compensation program. In 2025, our net loss increased from 2024. This increase was primarily due to the Merger closed on November 12, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	net loss
David Arthur [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 106,230	734,450	544,600
PEO Actually Paid Compensation Amount	$ 106,223	$ 727,586	$ 516,927
PEO Name	David Arthur,	David Arthur,	David Arthur,
Mark Rosenblum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 569,000		$ 0
PEO Actually Paid Compensation Amount	$ 567,967	$ 0	$ 0
PEO Name	Mark Rosenblum	Mark Rosenblum	Mark Rosenblum
Frederick Pierce [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 225,036	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 124,488	$ 0	$ 0
PEO Name	Frederick Pierce	Frederick Pierce	Frederick Pierce
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (195,429)	$ (8,265)	$ (31,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189	1,522	13,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11)	(163)	(10,395)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,692	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,029)	42	1,122
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,429)	(11,372)	(12,560)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189	4,230	5,200
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(65)	(3,791)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 94,692	$ 18	$ 675